CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	¥ 1,423,943	¥ 1,090,621
Restricted cash	92,939	159,751
Short-term investments	543,978	874,210
Accounts receivable, net	3,090,323	3,639,794
Notes receivable	234,213	352,997
Inventories	625,390	668,984
Prepayments and other current assets	179,387	168,117
Total current assets	6,190,173	6,954,474
Non-current assets:
Property and equipment, net	183,572	145,288
Land use rights, net	10,808	11,033
Operating lease right-of-use assets, net	179,945	224,930
Intangible assets, net	15,931	20,096
Goodwill	30,807	30,807
Total non-current assets	421,063	432,154
Total assets	6,611,236	7,386,628
Current liabilities:
Short-term borrowings	311,000	585,000
Current portion of long-term borrowings	997
Accounts and notes payable	2,553,396	2,883,370
Operating lease liabilities	81,379	91,230
Advance from customers	27,433	19,907
Accrued expenses and other current liabilities	365,333	448,225
Total current liabilities	3,339,538	4,027,732
Non-current liabilities:
Long-term borrowings	38,887
Non-current operating lease liabilities	109,096	146,970
Other non-current liabilities	25,224	507
Total non-current liabilities	173,207	147,477
Total liabilities	3,512,745	4,175,209
Commitments and contingencies (Note 22)
ZKH Group Limited shareholders' equity:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 and 500,000,000,000 shares authorized; 5,621,490,964 and 5,658,952,794 shares issued and outstanding as of December 31, 2023 and December 31, 2024, respectively)	4	4
Additional paid-in capital	8,305,304	8,139,349
Statutory reserves	6,303	6,013
Accumulated other comprehensive (loss)/income	4,764	(25,154)
Accumulated deficit	(5,177,126)	(4,908,793)
Treasury stock	(40,758)
Total ZKH Group Limited shareholders' equity	3,098,491	3,211,419
Total liabilities and shareholders' equity	¥ 6,611,236	¥ 7,386,628